ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Movement in accumulated other comprehensive income
Balance at beginning of year		¥ 834,947	¥ 653,133	¥ 661,889
Other comprehensive income	$ 327	2,117	629	(2,066)
Balance at end of year	111,409	721,687	834,947	653,133
Accumulated other comprehensive income
Movement in accumulated other comprehensive income
Balance at beginning of year		1,786	1,157	3,223
Other comprehensive income		2,117	629
Balance at end of year	603	3,903	1,786	1,157
Foreign currency translation
Movement in accumulated other comprehensive income
Balance at beginning of year		(159)	(205)
Other comprehensive income		264	46
Balance at end of year	16	105	(159)	(205)
Unrealized holding gain on available-for-sale investments
Movement in accumulated other comprehensive income
Balance at beginning of year		1,945	1,362
Other comprehensive income		1,853	583
Balance at end of year	$ 587	¥ 3,798	¥ 1,945	¥ 1,362